02.28 VIP Government Money Market Initial/Serv/Serv2 PRO-02 | Government Money Market Portfolio
Fund Summary Fund/Class: VIP Government Money Market Portfolio/Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees
Shareholder Fees {- Government Money Market Portfolio}	02.28 VIP Government Money Market Initial/Serv/Serv2 PRO-02 Government Money Market Portfolio USD ($)
(fees paid directly from your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Government Money Market Portfolio} - 02.28 VIP Government Money Market Initial/Serv/Serv2 PRO-02 - Government Money Market Portfolio	VIP Government Money Market Portfolio-Initial VIP	VIP Government Money Market Portfolio-Service VIP	VIP Government Money Market Portfolio-Service 2 VIP
Management fee	0.17%	0.17%	0.17%
Distribution and/or Service (12b-1) fees	none	0.10%	0.25%
Other expenses	0.08%	0.08%	0.08%
Total annual operating expenses	0.25%	0.35%	0.50%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- Government Money Market Portfolio} - 02.28 VIP Government Money Market Initial/Serv/Serv2 PRO-02 - Government Money Market Portfolio - USD ($)	VIP Government Money Market Portfolio-Initial VIP	VIP Government Money Market Portfolio-Service VIP	VIP Government Money Market Portfolio-Service 2 VIP
1 year	$ 26	$ 36	$ 51
3 years	80	113	160
5 years	141	197	280
10 years	$ 318	$ 443	$ 628

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Prior to December 1, 2015, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	1.29%	September 30, 2007
Lowest Quarter Return	0.00%	March 31, 2014

Average Annual Returns
For the periods ended December 31, 2016
Average Annual Total Returns{- Government Money Market Portfolio} - 02.28 VIP Government Money Market Initial/Serv/Serv2 PRO-02 - Government Money Market Portfolio - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
VIP Government Money Market Portfolio-Initial VIP	0.20%	0.08%	0.96%
VIP Government Money Market Portfolio-Service VIP	0.10%	0.04%	0.89%
VIP Government Money Market Portfolio-Service 2 VIP	0.01%	0.01%	0.82%